INTANGIBLE ASSETS AND GOODWILL (Details - Intangible assets) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,975,000	$ 1,975,000	$ 1,975,000
Less accumulated amortization	(1,348,000)	(1,295,000)	(1,082,000)
Net carrying amount	627,000	680,000	893,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	585,000	585,000	585,000
Less accumulated amortization	(252,000)	(242,000)	(203,000)
Net carrying amount	333,000	343,000	382,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,390,000	1,390,000	1,390,000
Less accumulated amortization	(1,096,000)	(1,053,000)	(879,000)
Net carrying amount	$ 294,000	$ 337,000	$ 511,000